Valuation and Qualifying Accounts and Reserves (Tables)	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Reserves

Our valuation and qualifying accounts and reserves for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Balance at Beginning of Period	Charged to Consolidated Statements of Operations	Charged to Other Accounts	Deductions/ Other	Balance at End of Period
	(Millions)
December 31, 2012
Environmental	$3	$—	$—	$(1)	$2
Litigation	—	—	—	—	—
Other (a)	1	—	—	—	1

	$4	$—	$—	$(1)	$3

December 31, 2011
Environmental	$3	$—	$—	$—	$3
Litigation	1	—	—	(1)	—
Other (a)	—	1	—	—	1

	$4	$1	$—	$(1)	$4

December 31, 2010
Environmental	$3	$1	$—	$(1)	$3
Litigation	3	—	—	(2)	1
Other (a)	—	—	1	(1)	—

	$6	$1	$1	$(4)	$4

(a)	Principally consists of allowance for doubtful accounts, reserves against other long-term assets, which are included in other long-term assets, other contingency liabilities, which are included in other current liabilities, and the recognition and re-measurement of the fair value of contingent consideration.